Fair value of financial instruments (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment Portfolios
Profit or loss Increase in Adjusted market multiple (5% movement)	$ 937	$ 1,000
Profit or loss Decrease in Adjusted market multiple (5% movement)	$ (937)	$ (1,000)